Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 0.7%
General Electric Co.	9,530	$ 2,583,392
Automobiles - 3.9%
Tesla, Inc. (A)	48,445	14,934,140
Banks - 0.3%
Wells Fargo & Co.	12,309	992,475
Beverages - 0.4%
Monster Beverage Corp. (A)	23,130	1,358,888
Biotechnology - 1.0%
Roivant Sciences Ltd. (A)	155,693	1,768,673
Vertex Pharmaceuticals, Inc. (A)	4,137	1,890,071
		3,658,744
Broadline Retail - 5.0%
Amazon.com, Inc. (A)	45,295	10,604,012
MercadoLibre, Inc. (A)	3,557	8,443,927
		19,047,939
Building Products - 0.2%
Builders FirstSource, Inc. (A)	6,471	822,658
Capital Markets - 1.9%
Ares Management Corp., Class A	7,411	1,374,963
Coinbase Global, Inc., Class A (A)	5,004	1,890,311
Interactive Brokers Group, Inc., Class A	21,611	1,416,817
Intercontinental Exchange, Inc.	6,132	1,133,378
KKR & Co., Inc.	9,668	1,417,135
		7,232,604
Chemicals - 0.5%
Sherwin-Williams Co.	5,269	1,743,407
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	2,834	653,662
Communications Equipment - 0.6%
Arista Networks, Inc. (A)	19,365	2,386,155
Consumer Finance - 0.4%
American Express Co.	4,824	1,443,871
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	11,596	1,228,016
Walmart, Inc.	16,416	1,608,440
		2,836,456
Electrical Equipment - 0.5%
GE Vernova, Inc.	3,169	2,092,459
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	14,992	1,596,798
Coherent Corp. (A)	14,215	1,529,534
		3,126,332
Entertainment - 6.2%
Liberty Media Corp. - Liberty Formula One, Class C (A)	14,201	1,425,070
Live Nation Entertainment, Inc. (A)	10,115	1,493,986
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	3,506	$ 4,064,856
ROBLOX Corp., Class A (A)	106,533	14,679,182
Spotify Technology SA (A)	2,799	1,753,686
		23,416,780
Financial Services - 5.9%
Affirm Holdings, Inc. (A)	181,370	12,434,727
Federal National Mortgage Association (A)	394,829	3,166,528
Mastercard, Inc., Class A	9,453	5,354,841
Visa, Inc., Class A	4,257	1,470,666
		22,426,762
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (A)	16,032	1,682,077
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A (A)	4,998	1,420,432
Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. (A)	35,500	1,522,240
DoorDash, Inc., Class A (A)	43,894	10,984,473
DraftKings, Inc., Class A (A)	32,346	1,456,864
Hilton Worldwide Holdings, Inc.	7,119	1,908,462
		15,872,039
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A	48,683	9,342,268
Meta Platforms, Inc., Class A	11,849	9,164,490
		18,506,758
IT Services - 13.0%
Cloudflare, Inc., Class A (A)	135,927	28,229,319
Shopify, Inc., Class A (A)	94,734	11,577,442
Snowflake, Inc., Class A (A)	40,933	9,148,526
		48,955,287
Machinery - 0.5%
Caterpillar, Inc.	1,440	630,749
Ingersoll Rand, Inc.	13,104	1,108,991
		1,739,740
Pharmaceuticals - 3.8%
Eli Lilly & Co.	6,877	5,089,462
Royalty Pharma PLC, Class A	251,194	9,243,939
		14,333,401
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (A)	7,435	1,310,865
Broadcom, Inc.	36,976	10,859,851
KLA Corp.	2,648	2,327,671
NVIDIA Corp.	119,557	21,265,604
QUALCOMM, Inc.	8,318	1,220,750
		36,984,741
Software - 21.7%
AppLovin Corp., Class A (A)	28,440	11,111,508
Aurora Innovation, Inc. (A)	1,293,703	7,516,414
Cadence Design Systems, Inc. (A)	6,938	2,529,387
Crowdstrike Holdings, Inc., Class A (A)	18,481	8,400,908
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
HubSpot, Inc. (A)	1,806	$ 938,488
Intuit, Inc.	3,983	3,127,173
Microsoft Corp.	29,101	15,525,383
MicroStrategy, Inc., Class A (A)	30,564	12,282,449
Oracle Corp.	18,145	4,604,657
Palantir Technologies, Inc., Class A (A)	8,671	1,373,053
Palo Alto Networks, Inc. (A)	10,656	1,849,881
PTC, Inc. (A)	7,252	1,557,802
Samsara, Inc., Class A (A)	183,126	6,964,282
ServiceNow, Inc. (A)	2,947	2,779,375
Tyler Technologies, Inc. (A)	2,296	1,342,150
		81,902,910
Specialized REITs - 0.4%
American Tower Corp.	6,808	1,418,719
Specialty Retail - 0.5%
O'Reilly Automotive, Inc. (A)	19,995	1,965,908
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	63,348	13,149,145
IonQ, Inc. (A)(B)	145,306	5,793,350
		18,942,495
Trading Companies & Distributors - 2.6%
Core & Main, Inc., Class A (A)	47,945	3,051,220
FTAI Aviation Ltd.	6,704	922,537
QXO, Inc. (A)	298,630	5,990,518
		9,964,275
Total Common Stocks (Cost $198,582,600)		364,445,506
	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (C)	5,921,220	$ 5,921,220
Total Other Investment Company (Cost $5,921,220)		5,921,220

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $13,118,178 on 08/01/2025. Collateralized by a U.S. Government Obligations, 3.75% due 04/30/2027, and with a total value of $13,380,143.	$ 13,117,522	13,117,522
	Total Repurchase Agreement (Cost $13,117,522)	13,117,522
	Total Investments Excluding Options Purchased (Cost $217,621,342)	383,484,248
	Total Options Purchased - 0.0%* (Cost $1,116,160)	112,844
	Total Investments (Cost $218,737,502)	383,597,092
	Net Other Assets (Liabilities) - (1.5)%	(5,682,709)
	Net Assets - 100.0%	$ 377,914,383
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	28,070,577	$116,444	$168
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	43,043,185	179,172	61,681
Put – USD vs. CNH	SCB	USD	7.77	10/16/2025	USD	55,123,104	239,896	3,032
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,095,378	173,811	24,584
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	28,011,641	136,109	16,583
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	57,111,191	270,728	6,796
Total							$1,116,160	$112,844
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$364,445,506	$—	$—	$364,445,506
Other Investment Company	5,921,220	—	—	5,921,220
Repurchase Agreement	—	13,117,522	—	13,117,522
Over-the-Counter Foreign Exchange Options Purchased	—	112,844	—	112,844
Total Investments	$370,366,726	$13,230,366	$—	$383,597,092
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,793,350, collateralized by cash collateral of $5,921,220. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds